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June 21, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:  ING MUTUAL FUNDS ("REGISTRANT")
     (File Nos. 33-56094; 811-07428)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, ("1933 Act") this is to certify that the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 116 to the Registrant that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 116 to the Registrant's Registration Statement on Form N-1A.

         Please contact Kim Palmer at (480) 477-2674 or the undersigned at (480) 477-2649 if you have any questions or comments.


                                                     Regards,

                                                     /s/ Paul A. Caldarelli
                                                     --------------------------
                                                     Paul A. Caldarelli
                                                     Counsel
                                                     ING U.S. Legal Services


cc:  Reza Pishva
     Dechert LLP




7337 E. Doubletree Ranch Rd.                     Tel: 480-477-3000
Scottsdale, AZ 85258-2034                        Fax: 480-477-2700
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